Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes (Textual) [Abstract]
Federal AMT credit carryforwards	$ 0	$ 431
U.S. Federal income tax rate	34.00%
Unrecognized tax positions	0	0
Additional bad debt deductions	2,659
Total deferred tax liability	904	904
Recorded expense	904
Internal revenue service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Federal capital loss carryforward expiration year	expire in 2012
Capital loss carryforward	0	24
State and municipal [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expires	expire in 2022
Net operating loss carryforward	0	682
Indiana enterprise zone credit carryforwards	0	118
Enterprise zone tax credit carryforward period	2013 through 2017
State capital loss carryforward expiration year	expire in 2014
Capital loss carryforward	$ 1,964	$ 1,988